Note 11 - Options (Details) - $ / shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Fair Value Assumptions of Option Awards [Abstract]
Volatility	0.00%	71.70%	65.20%
Risk-free interest rate	0.00%	1.56%	0.62%
Expected life (in years)		5 years 5 months 26 days	5 years
Dividend yield	0.00%	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 0.00	$ 7.50	$ 12.00